UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds ®]

Fundamental InvestorsSM
Investment portfolio

March 31, 2006
unaudited

Common stocks — 95.51%	Shares	Market value (000)

ENERGY — 18.32%
Suncor Energy Inc.	18,563,800	$1,425,648
Halliburton Co.	5,875,000	428,992
Norsk Hydro ASA	2,168,000	300,523
Norsk Hydro ASA (ADR)	700,000	96,838
Royal Dutch Shell PLC (ADR)	6,370,000	396,596
OAO LUKOIL (ADR)	4,700,000	391,980
Baker Hughes Inc.	4,828,000	330,235
CONSOL Energy Inc.[1]	3,700,000	274,392
Chevron Corp.	4,685,674	271,629
Burlington Resources Inc.	2,281,000	209,647
Murphy Oil Corp.	4,063,000	202,419
Devon Energy Corp.	3,000,000	183,510
Exxon Mobil Corp.	3,000,000	182,580
ConocoPhillips	2,390,000	150,928
Imperial Oil Ltd.	1,200,528	129,105
Occidental Petroleum Corp.	1,367,122	126,664
Schlumberger Ltd.	1,000,000	126,570
Marathon Oil Corp.	1,375,000	104,734
Shell Canada Ltd.	2,538,600	89,289
Reliance Industries Ltd.	4,900,000	87,617
Smith International, Inc.	2,200,000	85,712
Massey Energy Co.	2,011,700	72,562
Oil & Natural Gas Corp. Ltd.	2,425,000	71,493
Cameco Corp.	1,000,000	35,987
CNX Gas Corp.[1,2]	287,500	7,475
		5,783,125

INDUSTRIALS — 12.64%
Deere & Co.	5,660,000	447,423
Union Pacific Corp.	4,200,000	392,070
Caterpillar Inc.	5,400,000	387,774
General Electric Co.	7,950,000	276,501
General Dynamics Corp.	3,545,800	226,860
Boeing Co.	2,900,000	225,997
Parker Hannifin Corp.	2,800,000	225,708
Deutsche Post AG	8,945,000	224,326
Raytheon Co.	4,461,372	204,509
Tyco International Ltd.	7,030,000	188,967
Emerson Electric Co.	2,200,000	183,986
Mitsubishi Corp.	7,245,800	164,957
Northrop Grumman Corp.	2,114,483	144,398
Mitsui & Co., Ltd.	8,000,000	115,664
American Standard Inc.	2,332,300	99,962
United Technologies Corp.	1,500,000	86,955
Illinois Tool Works Inc.	838,000	80,708
Waste Management, Inc.	1,800,000	63,540
United Parcel Service, Inc.	800,000	63,504
Avery Dennison Corp.	966,400	56,515
Burlington Northern Santa Fe Corp.	375,000	31,249
Allied Waste Industries, Inc.[2]	2,500,000	30,600
Southwest Airlines Co.	1,500,000	26,985
Bombardier Inc.[2]	7,500,000	21,849
Lockheed Martin Corp.	248,200	18,647
		3,989,654

FINANCIALS — 11.87%
Washington Mutual, Inc.	8,580,000	365,680
Citigroup Inc.	7,130,000	336,750
Allied Irish Banks, PLC	11,100,000	265,050
Fannie Mae	4,467,800	229,645
Freddie Mac	3,225,000	196,725
Bank of Ireland	10,165,000	189,127
Irish Life & Permanent PLC	7,000,000	167,997
AMP Ltd.	25,000,202	155,286
Berkshire Hathaway Inc.[2]	1,650	149,078
Equity Residential	3,000,000	140,370
Cullen/Frost Bankers, Inc.	2,000,000	107,500
Willis Group Holdings Ltd.	3,100,000	106,206
Mitsubishi Estate Co., Ltd.	3,750,000	88,876
CapitalSource Inc.	3,500,954	87,104
Wells Fargo & Co.	1,320,000	84,308
Bank of New York Co., Inc.	2,085,000	75,143
Aon Corp.	1,767,400	73,365
American International Group, Inc.	1,100,000	72,699
Commerce Bancorp, Inc.	1,900,000	69,635
Genworth Financial, Inc.	2,000,000	66,860
KBC Groupe SA	620,000	66,583
Bank of America Corp.	1,436,800	65,432
Marshall & Ilsley Corp.	1,490,000	64,934
J.P. Morgan Chase & Co.	1,550,000	64,542
U.S. Bancorp	2,000,000	61,000
St. George Bank Ltd.	2,450,279	54,076
Banco Popolare di Verona e Novara Scrl	2,000,000	52,920
Marsh & McLennan Companies, Inc.	1,770,000	51,967
Zions Bancorporation	575,000	47,570
State Street Corp.	700,000	42,301
City National Corp.	500,000	38,395
Old Republic International Corp.	1,500,000	32,730
Mellon Financial Corp.	902,700	32,136
Suruga Bank Ltd.	2,300,000	31,085
National Bank of Canada	230,000	12,585
		3,745,660

INFORMATION TECHNOLOGY — 9.60%
Microsoft Corp.	21,935,000	596,851
Texas Instruments Inc.	11,383,024	369,607
International Business Machines Corp.	3,450,000	284,522
Intersil Corp.[3]	7,475,000	216,177
Linear Technology Corp.	5,000,000	175,400
Oracle Corp.[2]	12,500,000	171,125
Motorola, Inc.	7,156,080	163,946
Google Inc.[2]	400,000	156,000
Hitachi, Ltd.	20,000,000	141,522
Agilent Technologies, Inc.[2]	3,500,000	131,425
Sun Microsystems, Inc.[2]	24,000,000	123,120
Maxim Integrated Products, Inc.	1,750,000	65,012
Sabre Holdings Corp.	2,645,304	62,244
ASML Holding NV2	2,500,000	51,060
Ceridian Corp.[2]	1,900,000	48,355
Microchip Technology Inc.	1,297,222	47,089
Corning Inc.[2]	1,520,000	40,903
Hewlett-Packard Co.	1,200,000	39,480
Lam Research Corp.[2]	850,000	36,550
CDW Corp.	545,000	32,073
Electronic Data Systems Corp.	800,000	21,464
Murata Manufacturing Co., Ltd.	300,000	20,311
Automatic Data Processing, Inc.	400,000	18,272
Electronic Arts[2]	300,000	16,416
		3,028,924

HEALTH CARE — 9.15%
Roche Holding AG	3,535,000	526,143
Merck & Co., Inc.	8,800,000	310,024
Abbott Laboratories	6,710,000	284,974
Eli Lilly and Co.	4,670,000	258,251
Bristol-Myers Squibb Co.	8,850,000	217,799
Sanofi-Aventis	2,192,600	208,626
Schering-Plough Corp.	7,500,000	142,425
WellPoint, Inc.[2]	1,640,000	126,985
Medco Health Solutions, Inc.[2]	1,913,000	109,462
CIGNA Corp.	725,000	94,699
Wyeth	1,800,000	87,336
Guidant Corp.	1,000,000	78,060
McKesson Corp.	1,300,000	67,769
Omnicare, Inc.	1,200,000	65,988
Aetna Inc.	1,120,000	55,037
Amgen Inc.[2]	700,000	50,925
Medtronic, Inc.	1,000,000	50,750
Patterson Companies, Inc.[2]	1,100,000	38,720
AstraZeneca PLC (Sweden)	500,000	25,215
AstraZeneca PLC (ADR)	190,600	9,574
Forest Laboratories, Inc.[2]	700,000	31,241
Martek Biosciences Corp.[2]	850,000	27,905
Cardinal Health, Inc.	250,000	18,630
		2,886,538

MATERIALS — 9.06%
BHP Billiton Ltd.	17,995,030	360,563
Alcoa Inc.	8,773,800	268,127
Rio Tinto PLC	5,066,709	257,310
Weyerhaeuser Co.	3,383,000	245,031
Freeport-McMoRan Copper & Gold Inc.	3,500,000	209,195
Dow Chemical Co.	4,000,000	162,400
Mosaic Co.[2]	10,500,000	150,675
E.I. du Pont de Nemours and Co.	3,500,000	147,735
Falconbridge Ltd.	3,500,000	122,564
International Paper Co.	3,500,000	120,995
Sealed Air Corp.	1,968,525	113,919
PPG Industries, Inc.	1,500,000	95,025
Potash Corp. of Saskatchewan Inc.	1,068,400	94,115
Rohm and Haas Co.	1,800,000	87,966
Inco Ltd.	1,632,300	81,435
CRH PLC	1,918,931	66,987
Temple-Inland Inc.	1,500,000	66,825
USX-U.S. Steel Group	650,000	39,442
L’Air Liquide	184,000	38,316
Barrick Gold Corp.	1,301,495	35,453
Gold Fields Ltd.	1,500,000	32,805
Phelps Dodge Corp.	400,000	32,212
Lyondell Chemical Co.	1,450,000	28,855
		2,857,950

CONSUMER DISCRETIONARY — 6.97%
Lowe’s Companies, Inc.	6,465,000	416,605
Target Corp.	5,940,000	308,939
Limited Brands, Inc.	10,815,980	264,559
Toyota Motor Corp.	3,000,000	163,863
Time Warner Inc.	9,700,000	162,863
Best Buy Co., Inc.	2,883,000	161,246
Sony Corp.	2,700,000	125,000
Walt Disney Co.	4,000,000	111,560
Federated Department Stores, Inc.	1,500,000	109,500
Magna International Inc.	1,199,300	90,775
Starbucks Corp.[2]	2,090,000	78,668
Comcast Corp.[2]	2,500,000	65,400
Comcast Corp., special nonvoting stock[2]	500,000	13,060
General Motors Corp.	2,100,000	44,667
News Corp. Inc.	2,400,000	39,864
Applebee’s International, Inc.	1,000,000	24,550
Expedia, Inc.[2]	478,000	9,689
Discovery Holding Co.[2]	595,000	8,925
		2,199,733

CONSUMER STAPLES — 6.13%
Altria Group, Inc.	8,374,800	593,438
Coca-Cola Co.	4,300,000	180,041
PepsiCo, Inc.	2,900,000	167,591
Diageo PLC	10,239,200	161,318
Diageo PLC (ADR)	15,200	964
Walgreen Co.	2,685,700	115,834
ConAgra Foods, Inc.	5,100,000	109,446
CVS Corp.	3,500,000	104,545
Procter & Gamble Co.	1,800,000	103,716
SYSCO Corp.	2,391,200	76,638
Bunge Ltd.	1,302,000	72,535
General Mills, Inc.	1,404,200	71,165
C&C Group PLC	8,357,900	56,731
Avon Products, Inc.	1,740,000	54,236
Anheuser-Busch Companies, Inc.	800,000	34,216
SUPERVALU INC.	1,026,500	31,637
		1,934,051

UTILITIES — 4.21%
Dominion Resources, Inc.	3,390,000	$234,012
Questar Corp.	3,000,000	210,150
Electricité de France SA2	3,324,800	188,604
Veolia Environnement	3,059,100	169,935
Exelon Corp.	2,965,000	156,848
DTE Energy Co.	1,606,900	64,421
Public Service Enterprise Group Inc.	1,000,000	64,040
PPL Corp.	1,600,000	47,040
Sempra Energy	1,000,000	46,460
FPL Group, Inc.	1,050,000	42,147
E.ON AG	300,000	33,021
Cinergy Corp.	650,000	29,516
Tokyo Gas Co., Ltd.	6,025,000	26,358
Entergy Corp.	150,000	10,341
Reliance Energy Ventures Ltd.[2]	4,900,000	4,781
		1,327,674

TELECOMMUNICATION SERVICES — 4.18%
AT&T Inc.	13,173,536	356,212
KDDI Corp.	52,762	281,917
BellSouth Corp.	7,100,000	246,015
Verizon Communications Inc.	4,700,000	160,082
Sprint Nextel Corp.	5,400,000	139,536
Qwest Communications International Inc.[2]	13,000,000	88,400
Telefónica, SA	3,068,000	48,158
		1,320,320

MISCELLANEOUS — 3.38%
Other common stocks in initial period of acquisition		1,067,936

Total common stocks (cost: $21,377,431,000)		30,141,565

Convertible securities — 0.28%	Shares or principal amount

MATERIALS — 0.13%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[1]	31,000	40,284

FINANCIALS — 0.12%
Genworth Financial, Inc. 6.00% convertible preferred 2007	1,010,000 units	37,027

INFORMATION TECHNOLOGY — 0.03%
ASML Holding NV 5.50% convertible notes 2010	€6,000,000	9,694

Total convertible securities (cost: $63,275,000)		87,005

	Principal amount	Market value
Bonds & notes — 0.04%	(000)	(000)

INDUSTRIALS — 0.04%
Southwest Airlines Co. 5.25% 2014	$15,000	$14,385

Total bonds & notes (cost: $14,968,000)		14,385

Short-term securities — 4.10%

Wells Fargo Bank, N.A. 4.55%-4.72% due 4/3-5/8/2006	127,000	127,000
Clipper Receivables Co., LLC 4.57%-4.76% due 4/12-5/17/2006[1]	124,600	124,031
Bank of America Corp. 4.65%-4.712% due 5/10-5/12/2006	100,000	99,478
Ranger Funding Co. LLC 4.77% due 5/5/2006[1]	3,800	3,782
Variable Funding Capital Corp. 4.54%-4.67% due 4/6-5/12/2006[1]	91,300	91,128
Procter & Gamble Co. 4.52%-4.69% due 4/6-4/28/2006[1]	90,750	90,552
Three Pillars Funding, LLC 4.61%-4.71% due 4/5-4/27/2006[1]	75,000	74,834
Federal Farm Credit Banks 4.46%-4.61% due 4/28-6/8/2006	65,000	64,490
Atlantic Industries 4.50%-4.62% due 4/10-5/2/2006[1]	62,800	62,654
Wal-Mart Stores Inc. 4.70%-4.71% due 5/9-5/16/2006[1]	62,000	61,663
Triple-A One Funding Corp. 4.64%-4.80% due 4/13-5/24/2006[1]	54,055	53,942
Federal Home Loan Bank 4.465%-4.545% due 4/17-5/19/2006	53,800	53,607
Concentrate Manufacturing Co. of Ireland 4.64%-4.70% due 4/18-5/2/2006[1]	49,900	49,759
HSBC Finance Corp. 4.53%-4.54% due 4/4-4/18/2006	45,600	45,538
International Lease Finance Corp. 4.585% due 4/27/2006	25,000	24,919
American General Finance Corp. 4.59% due 4/26/2006	20,000	19,938
CAFCO, LLC 4.62% due 4/19/2006[1]	43,900	43,793
Hershey Co. 4.48%-4.71% due 4/12-5/1/2006[1]	31,800	31,712
Chevron Funding Corp. 4.45% due 4/7/2006	25,000	24,978
FCAR Owner Trust I 4.63% due 5/3/2006	25,000	24,899
Anheuser-Busch Companies, Inc. 4.38%-4.59% due 4/12-5/10/2006[1]	22,895	22,836
Caterpillar Financial Services Corp. 4.48% due 4/5/2006	21,000	20,987
NetJets Inc. 4.57% due 4/24/2006[1]	20,000	19,939
Park Avenue Receivables Co., LLC 4.72%-4.74% due 4/24-4/28/2006[1]	10,412	10,378
Edison Asset Securitization LLC 4.75% due 5/1/2006[1]	10,200	10,158
Kimberly-Clark Worldwide Inc. 4.69% due 4/27/2006[1]	9,000	8,968
United Parcel Service Inc. 4.49% due 4/3/2006	8,550	8,547
Harley-Davidson Funding Corp. 4.60% due 4/28/2006[1]	6,550	6,527
Freddie Mac 4.475% due 4/25/2006	6,465	6,444
Colgate-Palmolive Co. 4.72% due 5/1/2006[1]	5,000	4,980

Total short-term securities (cost: $1,292,450,000)		$1,292,461

Total investment securities (cost: $22,748,124,000)		31,535,416
Other assets less liabilities		22,638

Net assets		$31,558,054

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,093,787, which represented 3.47% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2006, appear below.

Company	Ending shares	Purchases	Sales	Beginning shares	Dividend income (000)	Market value of affiliates at 3/31/06 (000)

Intersil Corp.	7,475,000	—	—	7,475,000	$374	$216,177

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,390,415
Gross unrealized depreciation on investment securities	(613,574)
Net unrealized appreciation on investment securities	8,776,841
Cost of investment securities for federal income tax purposes	22,758,575

MFGEFP-910-0506-S4550

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: May 26, 2006

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and PFO

Date: May 26, 2006